UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
									FORM 13F
								FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:   March 31, 1999
Check here if Amendment   [			 ]  ;    Amendment Number:
This Amendment   (Check only one.) :    [     ]  is a
restatement. [  x ]  adds new
holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Edgar Lomax Company
Address:  6564 Loisdale Court,
				Suite 310
				Springfield, VA  22150
Form 13F File Number: 28-5496
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all
information contained herein is true, correct and complete, and that it is understood that all required items, statements,
schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:		     Dena L. Hudgins
Title:	     Vice President of Administration
Phone:	     703-719-0026
Signature, Place, and Date of Signing:
________________________ Springfield, Virginia         May 14,
1999
Report Type  (Check only one.):
[ x ] 13F HOLDINGS  REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[		]	13F NOTICE.  (Check here if no holdings reported are
in this report,and all holdings are reported by other reporting manager (s).)

[	]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager
(s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]
	Form 13F File Number	Name
	28-____________		__________________________
	[Repeat as necessary.]

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 50
Form 13F Information Table Value Total: $ 985,158
(thousands)
List of Other Managers Reporting for this Manager:			   None

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                                                    Form 13F Information Table
                                                                                              Voting Authority
     Name of Issuer     Title CUSIP     Value       Shares of SH/PRNInvstmt Other Ma (a) Sole (b) Sh (c) None
Allegheny Teledyne Inc.  Com 017415100         $112      5,900 SH    Sole                    0           5,900
American Elec. Pwr. Inc. Com 025537101      $26,525    668,350 SH    Sole              491,650         176,700
American Express         Com 025816109      $35,956    305,362 SH    Sole              225,500          79,862
Ameritech                Com 030954101         $109      1,900 SH    Sole                    0           1,900
AMP Inc.                 Com 031897101         $126      2,359 SH    Sole                    0           2,359
Atlantic Richfield       Com 048825103      $35,239    481,900 SH    Sole              354,700         127,200
Baker Hughes, Inc.       Com 057224107         $168      6,900 SH    Sole                    0           6,900
Bank America Corp        Com 06605F102         $141      2,000 SH    Sole                    0           2,000
Bank One Corp            Com 06423A103         $128      2,318 SH    Sole                    0           2,318
Bell Atlantic            Com 077853109      $30,111    582,563 SH    Sole              428,663         153,900
Brunswick Corp.          Com  117043109     $24,223  1,270,725 SH    Sole              934,725         336,000
Caterpillar Inc. Del     Com  149123101     $36,425    792,925 SH    Sole              592,100         200,825
Chevron Corp.           Com   166751107     $30,372    342,224 SH    Sole              251,842          90,382
CIGNA                    Com  125509109     $33,946    405,028 SH    Sole              299,078         105,950
CitiGroup, Inc.          Com  172967101     $40,518    634,331 SH    Sole              466,900         167,431
Conseco Inc              Com  208464107         $42      1,374 SH    Sole                1,374               0
Dow Chemical Co.         Com  260543103     $32,234    345,900 SH    Sole              254,350          91,550
DuPont                   Com  263534109     $42,481    731,643 SH    Sole              538,175         193,468
Eastman Kodak            Com  277461109     $25,169    394,030 SH    Sole              289,435         104,595
Entergy Corp New Co      Com 29364G103         $107      3,900 SH    Sole                    0           3,900
Exxon Corp               Com  302290101     $30,337    429,933 SH    Sole              316,265         113,668
Fluor Corp.              Com  343861100     $19,914    737,550 SH    Sole              544,650         192,900
Ford Mtr Co Del          Com  345370100        $119      2,100 SH    Sole                    0           2,100
Fremont Gen Corp         Com  357288109         $33      1,750 SH    Sole                1,750               0
General Dynamics Corp.   Com  369550108     $33,649    523,725 SH    Sole              392,325         131,400
General Motors           Com  370442105     $48,180    553,790 SH    Sole              412,660         141,130
Goodyear Tire & Rubber C Com  382550101     $47,816    959,925 SH    Sole              708,550         251,375
Harris Corp.             Com  413875105     $24,578    858,625 SH    Sole              631,525         227,100
Hartford Financial Svcs. Com  416515104     $32,436    570,925 SH    Sole              421,825         149,100
Heinz                    Com  423074103         $99      2,100 SH    Sole                    0           2,100
Honeywell Inc.           Com  438506107     $31,559    416,275 SH    Sole              307,475         108,800
Int'l Flav/Frag          Com  459506101     $26,727    711,525 SH    Sole              523,325         188,200
Int'l Paper Co.          Com  460146103        $114      2,700 SH    Sole                    0           2,700
J. P. Morgan & Co.       Com  616880100     $46,476    376,709 SH    Sole              281,249          95,460
Limited Inc.             Com  532716107     $42,629  1,075,800 SH    Sole              794,550         281,250
Mallinckrodt Inc New     Com  561232109        $104      3,900 SH    Sole                    0           3,900
May Department Stores    Com  577778103        $117      3,000 SH    Sole                    0           3,000
Minn., Mining, Manuf.    Com  604059105     $46,941    663,480 SH    Sole              491,007         172,473
Mobil Corp.              Com  607059102        $123      1,400 SH    Sole                    0           1,400
Norfolk Southern         Com  655844108     $26,166    992,075 SH    Sole              729,725         262,350
Occidental Pete CP Del   Com  674599105        $130      7,200 SH    Sole                    0           7,200
Philip Morris            Com  718154107     $25,186    715,767 SH    Sole              547,843         167,924
Polaroid                 Com  731095105        $131      6,500 SH    Sole                    0           6,500
Rockwell International   Com  773903109        $106      2,500 SH    Sole                    0           2,500
Sears                    Com  812387108     $42,219    934,300 SH    Sole              695,125         239,175
Southern Co.             Com  842587107     $25,215  1,081,591 SH    Sole              795,750         285,841
Unicom Corp              Com  904911104        $113      3,100 SH    Sole                    0           3,100
Union Carbide            Com  905581104     $12,160    269,110 SH    Sole              205,710          63,400
Wells Fargo              Com  949746101     $27,516    784,776 SH    Sole              579,600         205,176
Weyerhaeuser Corp.       Com  962166104        $133      2,400 SH    Sole                    0           2,400
                  TOTAL                    $985,158

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